UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           3/18/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               65
                                                  -----------------------

Form 13F Information Table Value Total:            136832   (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc	                      COM   008916108	      275     3000	           SOLE	                             3000
ALPS ETF TR	              ALERIAN MLP   00162Q866	      862    53648	           SOLE	                            53648
Altria Group Inc	              COM   02209S103	     3795   154138	           SOLE	                           154138
AmeriGas Partners L P	       UN L P INT   030975106	    10637   217921	           SOLE	                           217921
AT&T Inc	                      COM   00206R102	      981    33402	           SOLE	                            33402
BlackRock MuniYld PA QLTY	      COM   09255G107	      874    65000	           SOLE	                            65000
Buckeye Partners L P	      UN LTD PRTN   118230101	      808    12093	           SOLE	                            12093
CALAMOS CONV & HIGH INCOME F	  COM SHS   12811P108	     2000   157970	           SOLE	                           157970
CALAMOS CONV OPP INC FD	       SH BEN INT   128117108	      218    16555	           SOLE	                            16555
CALAMOS STRAT TOT RETN	   COM SH BEN INT   128125101	     6292   679530	           SOLE	                           679530
Caterpillar Inc DEL	              COM   149123101	      241     2575	           SOLE	                             2575
Citigroup Inc	                      COM   172967101	       73    15465	           SOLE	                            15465
Clorox Co Del	                      COM   189054109	      475     7500	           SOLE	                             7500
DCP Midstream Partners L   COM UT LTD PTN   23311P100	     1890    50545	           SOLE	                            50545
EATON VANCE ENH EQTY INC FD	      COM   278277108	     2166   177395	           SOLE	                           177395
Enbridge Energy MgMt L	       SHS UN LLI   29250X103	     6031    94462	           SOLE	                            94462
Enterprise Prods Partners L	      COM   293792107	     4038    97039	           SOLE	                            97039
Exxon Mobil Corp	              COM   30231G102	     2193    29997	           SOLE	                            29997
Fidry Claymore MLP Opp F	      COM   31647Q106	     1950    90127	           SOLE	                            90127
FINANCIAL INSTNS INC	              COM   317585404	      928    48935	           SOLE	                            48935
Select Sector SPdr Tr	     SBI INT-FINL   81369Y605	      708    44396	           SOLE	                            44396
Fulton Finl Corp PA	              COM   360271100	      273    26367	           SOLE	                            26367
General Electric Co	              COM   369604103	     1080    59061	           SOLE                             59061
Intel Corp	                      COM   458140100	      365    17351	           SOLE	                            17351
Internatl Business Machs	      COM   459200101	     1529    10420	           SOLE	                            10420
iShares Dow Jone US Regl Bk    DJ REGL BK   464288778	      667    26963	           SOLE	                            26963
ISHARES TR	              RUSL1000GRW   464287614	     4897    85520	           SOLE	                            85520
ISHARES TR	              RUSL1000VAL   464287598	     6442    99302	           SOLE	                            99302
ISHARES TR	                RUSL 2000   464287655	     1114    14232	           SOLE	                            14232
ISHARES TR	           RUSL 2000 GROW   464287648	      318     3642	           SOLE	                             3642
ISHARES TR	              RUSL MIDCAP   464287499	     1062    10439	           SOLE	                            10439
ISHARES TR	              RUSL MCP GR   464287481	      270     4777	           SOLE	                             4777
ISHARES TR	              RUSL MCP VL   464287473	      260     5776	           SOLE	                             5776
ISHARES TR	              S&P 500 IDX   464287200	     1472    11663	           SOLE            	            11663
JPMorgan Chase & Co	              COM   46625H100	      495    11675	           SOLE	                            11675
Johnson & Johnson	              COM   478160104	      536     8662	           SOLE	                             8662
SPDR Series Trust	   KBW REG BK ETF   78464A698	      789    29839	           SOLE	                            29839
Kinder Morgan Mangmt LLC	      SHS   49455U100	    30882   461751	           SOLE	                           461751
Magellan Midstream Ptnr LP   COM UN RP LP   559080106	      904    16000	           SOLE	                            16000
Market Vectors ETF TR	      AGRIBUS ETF   57060U605	      382     7130	           SOLE	                             7130
Market Vectors ETF TR	   GOLD MINER ETF   57060U100	      241     3925	           SOLE	                             3925
MarkWest Energy Prtnr LP     UN LTD PARTN   570759100	     7322   169070	           SOLE	                           169070
SELECT SECTOR SPDR TR	    SBI MATERIALS   81369Y100	      410    10662	           SOLE	                            10662
McDonalds Corp	                      COM   580135101	     1951    25421	           SOLE	                            25421
Mercury Genl Corp NEW	              COM   589400100	      564    13108	           SOLE	                            13108
Microsoft Corp	                      COM   594918104	      215     7712	           SOLE	                             7712
NFJ Divid Int & Prem Stgy	  COM SHS   65337H109	     1019    58186	           SOLE        	                    58186
Nustar Energy LP	         UNIT COM   67058H102	     2879    41430	           SOLE	                            41430
Paychex Inc	                      COM   704326107	      529    17101	           SOLE	                            17101
Pepsico Inc	                      COM   713448108	      582     8903	           SOLE	                             8903
PIMCO ETF TR	                  COM SHS   722014107	      846    66600	           SOLE	                            66600
PIMCO Income Opporty Fd	              COM   72202B100	      738    28847	           SOLE	                            28847
Pinnacle Data Sys Inc	              COM   723454104	       20    15600	           SOLE	                            15600
POWERSHARES ETF TR II	   BUILD AMER ETF   73937B407	     1572    62681	           SOLE	                            62681
POWERSHARES GLOBAL ETF TR    AGG PFD PORT   73936T565	      484    34274	           SOLE	                            34274
PROSHARES TR	         PSHS ULSHT 7-10Y   74347R313	     1436    33919	           SOLE	                            33919
SCHWAB STRATEGIC TR	   US LRG CAP ETF   808524201	      252     8409	           SOLE	                             8409
SPDR SERIES TRUST	         GOLD SHS   78463V107	      282     2032	           SOLE	                             2032
SPDR SERIES TRUST	    S&P DIVID ETF   78464A763	     2282    43899	           SOLE	                            43899
Susquehanna Bancsh Inc P	      COM   869099101	      341    35179	           SOLE	                            35179
UNIVRSL HEALTH RLTY INCM T     SH BEN INT   91359E105	     3328    91095	           SOLE	                            91095
VANGUARD INTL EQUITY IDX F    EMR MKT ETF   922042858	     3894    80878	           SOLE	                            80878
VANGUARD WORLD FDS	       ENERGY ETF   92204A306	     1360    13647	           SOLE	                            13647
VANGUARD INDEX FDS	         REIT ETF   922908553	      434     7830	           SOLE	                             7830
Verizon Communications Inc	      COM   92343V104	     2678    74842	           SOLE	                            74842

TOTAL                                                 $136832(x1000)
